Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2012	Dec. 12, 2012	Feb. 28, 2013	Feb. 01, 2013	Feb. 15, 2013
Roll forward of the Partnership's goodwill
Goodwill at the beginning of the period	$ 32,326	$ 154,078
Additions	121,752
Goodwill at the end of the period	154,078	154,078
Alliance | Gasoline Distribution and Station Operations Segment
Roll forward of the Partnership's goodwill
Goodwill at the beginning of the period			31,151
Goodwill at the end of the period	31,151		31,151
Mutual Oil Company
Roll forward of the Partnership's goodwill
Goodwill at the beginning of the period				1,200
Goodwill at the end of the period				1,200
Mutual Oil Company | Gasoline Distribution and Station Operations Segment
Roll forward of the Partnership's goodwill
Goodwill at the beginning of the period			1,175
Goodwill at the end of the period	1,175		1,175
Basin Transload
Roll forward of the Partnership's goodwill
Goodwill at the beginning of the period						86,064
Goodwill at the end of the period						86,064
Percentage of membership interests acquired	60.00%				60.00%	60.00%
Basin Transload | Wholesale Segment
Roll forward of the Partnership's goodwill
Additions	86,064
Goodwill at the end of the period	86,064
Cascade Kelly
Roll forward of the Partnership's goodwill
Goodwill at the beginning of the period							35,688
Goodwill at the end of the period							35,688
Percentage of membership interests acquired							100.00%
Cascade Kelly | Wholesale Segment
Roll forward of the Partnership's goodwill
Additions	35,688
Goodwill at the end of the period	$ 35,688